UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22052

Realty Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

Jeffrey Feldman Realty Funds, Inc. 420 Lexington Avenue Suite 2550 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 986-7900

Date of fiscal year end:	July 31, 2008

Date of reporting period:	July 31, 2008

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Adelante® Shares

Realty Funds, Inc.

Adelante Shares RE ClassicsTM Exchange-Traded Fund

Adelante Shares RE GrowthTM Exchange-Traded Fund

Adelante Shares RE KingsTM Exchange-Traded Fund

Adelante Shares RE ShelterTM Exchange-Traded Fund

Adelante Shares RE ValueTM Exchange-Traded Fund

Adelante Shares RE Yield PlusTM Exchange-Traded Fund

Adelante Shares RE CompositeTM Exchange-Traded Fund

Annual Report

July 31, 2008

Realty Funds, Inc.

Realty Funds, Inc.

Statements of Assets and Liabilities

July 31, 2008

	Adelante Shares	Adelante Shares	Adelante Shares	Adelante Shares
	RE Classics™	RE Growth™	RE Kings™	RE Shelter™
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund
ASSETS:
Cash	$29,038	$32,195	$42,888	$23,497
Receivables:
Dividends	2,373	1,428	—	6,733
Total Assets	31,411	33,623	42,888	30,230

LIABILITIES:
Accrued expenses and other liabilities	31,411	33,623	42,888	30,230
Total Liabilities	31,411	33,623	42,888	30,230

NET ASSETS	$—	$—	$—	$—

See Notes to Financial Statements.

Realty Funds, Inc.

Statements of Assets and Liabilities

July 31, 2008

	Adelante Shares	Adelante Shares	Adelante Shares
	RE Value™	RE Yield Plus™	RE Composite™
	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund
ASSETS:
Cash	$28,149	$32,463	$28,075
Receivables:
Dividends	1,471	2,279	4,357
Total Assets	29,620	34,742	32,432

LIABILITIES:
Accrued expenses and other liabilities	29,620	34,742	32,432
Total Liabilities	29,620	34,742	32,432

NET ASSETS	$—	$—	$—

See Notes to Financial Statements.

Realty Funds, Inc.

Statements of Operations

	Adelante Shares	Adelante Shares	Adelante Shares	Adelante Shares
	RE Classics™	RE Growth™	RE Kings™	RE Shelter™
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund
	For the Period	For the Period	For the Period	For the Period
	September 28, 2007*	September 28, 2007*	September 28, 2007*	September 28, 2007*
	through	through	through	through
	July 31, 2008	July 31, 2008	July 31, 2008	July 31, 2008
INVESTMENT INCOME:
Dividends	$72,712	$94,675	$115,299	$62,175
Foreign withholding taxes	(277)	(366)	(562)	—
Total investment income	72,435	94,309	114,737	62,175

EXPENSES:
Professional fees	34,232	36,972	54,231	32,999
Compliance	20,541	24,066	39,854	19,723
Directors	15,208	18,356	26,345	15,031
Listing fees	12,570	12,570	12,570	12,570
Advisory fees	10,573	13,365	21,641	10,227
Printing	3,700	3,938	7,512	3,409
Other expenses	7,348	7,518	10,259	7,142
Total Expenses	104,172	116,785	172,412	101,101
Less fees waived:
Advisory	(10,573)	(13,365)	(21,641)	(10,227)
Other fees assumed by the Advisor	(82,491)	(89,520)	(128,595)	(80,112)
Net Expenses	11,108	13,900	22,176	10,762

NET INVESTMENT INCOME	61,327	80,409	92,561	51,413

REALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Investment transactions	(644,153)	(479,424)	(961,903)	(738,190)
In-kind redemptions	—	(338,433)	—	—
Net realized loss	(644,153)	(817,857)	(961,903)	(738,190)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(582,826)	$(737,448)	$(869,342)	$(686,777)

*	Commencement of Investment Operations.

See Notes to Financial Statements.

Realty Funds, Inc.

Statements of Operations

	Adelante Shares	Adelante Shares	Adelante Shares
	RE Value™	RE Yield Plus™	RE Composite™
	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund
	For the Period	For the Period	For the Period
	September 28, 2007*	September 28, 2007*	September 28, 2007*
	through	through	through
	July 31, 2008	July 31, 2008	July 31, 2008
INVESTMENT INCOME:
Dividends	$74,530	$64,895	$77,882
Foreign withholding taxes	—	(524)	(419)
Total investment income	74,530	64,371	77,463

EXPENSES:
Professional fees	35,557	34,918	36,719
Compliance	23,138	23,213	25,298
Directors	17,768	15,304	17,987
Listing fees	12,570	12,570	12,570
Advisory fees	12,888	10,715	14,889
Printing	3,617	4,149	3,675
Other expenses	7,290	7,465	7,331
Total Expenses	112,828	108,334	118,469
Less fees waived:
Advisory	(12,888)	(10,715)	(14,889)
Other fees assumed by the Advisor	(86,518)	(86,370)	(88,156)
Net Expenses	13,422	11,249	15,424

NET INVESTMENT INCOME	61,108	53,122	62,039

REALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Investment transactions	(597,851)	(525,730)	(709,705)
In-kind redemptions	(396,666)	—	(331,332)
Net realized loss	(994,517)	(525,730)	(1,041,037)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(933,409)	$(472,608)	$(978,998)

*	Commencement of Investment Operations.

See Notes to Financial Statements.

Realty Funds, Inc.

Statements of Changes in Net Assets

	Adelante Shares	Adelante Shares	Adelante Shares	Adelante Shares
	RE Classics™	RE Growth™	RE Kings™	RE Shelter™
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund
	For the Period	For the Period	For the Period	For the Period
	September 28, 2007*	September 28, 2007*	September 28, 2007*	September 28, 2007*
	through	through	through	through
	July 31, 2008	July 31, 2008	July 31, 2008	July 31, 2008
OPERATIONS:
Net investment income	$61,327	$80,409	$92,561	$51,413
Net realized loss on investments	(644,153)	(817,857)	(961,903)	(738,190)
Net decrease in net assets resulting from operations	(582,826)	(737,448)	(869,342)	(686,777)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(54,735)	(71,809)	(83,233)	(38,369)
Net realized gain	(1,791)	(4,863)	(1,119)	(6,110)
	(56,526)	(76,672)	(84,352)	(44,479)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,516,670	4,982,797	4,990,265	2,513,975
Value of shares repurchased	(1,877,318)	(4,168,677)	(4,036,571)	(1,782,719)
Net increase in net assets resulting from shareholder transactions	639,352	814,120	953,694	731,256

Net increase in net assets	—	—	—	—

NET ASSETS:
Beginning of Period	—	—	—	—

End of Period	$—	$—	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,571	200,571	200,571	100,571
Shares repurchased	(100,571)	(200,571)	(200,571)	(100,571)
Shares outstanding, end of period	—	—	—	—

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Realty Funds, Inc.

Statements of Changes in Net Assets

	Adelante Shares	Adelante Shares	Adelante Shares
	RE Value™	RE Yield Plus™	RE Composite™
	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund
	For the Period	For the Period	For the Period
	September 28, 2007*	September 28, 2007*	September 28, 2007*
	through	through	through
	July 31, 2008	July 31, 2008	July 31, 2008
OPERATIONS:
Net investment income	$61,108	$53,122	$62,039
Net realized loss on investments	(994,517)	(525,730)	(1,041,037)
Net decrease in net assets resulting from operations	(933,409)	(472,608)	(978,998)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(54,293)	(48,979)	(51,577)
Net realized gain	(5,215)	(4,775)	(8,074)
	(59,508)	(53,754)	(59,651)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,991,651	2,501,627	5,010,712
Value of shares repurchased	(3,998,734)	(1,975,265)	(3,972,063)
Net increase in net assets resulting from shareholder transactions	992,917	526,362	1,038,649

Net increase in net assets	—	—	—

NET ASSETS:
Beginning of Period	—	—	—

End of Period	$—	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	200,571	100,571	200,571
Shares repurchased	(200,571)	(100,571)	(200,571)
Shares outstanding, end of period	—	—	—

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Realty Funds, Inc.

Financial Highlights

Adelante Shares RE Classics™ Exchange-Traded Fund

For the Period
September 28, 2007*
through
For a Share outstanding throughout the period	July 31, 2008

Net Asset Value, beginning of period	$24.98
Income from Investment Operations:
Net investment income**	0.67
Net realized loss on investments**	(6.09)
Total from investment operations	(5.42)

Distributions paid to shareholders from:
Net investment income	(0.54)
Net realized capital gains	(0.02)
Total distributions	(0.56)

Liquidation	(19.00)

Net Asset Value, end of period	$—

Total Return ***	(23.10)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.61%
Expenses, prior to expense reimbursements+	5.70%
Net investment income+	3.35%
Portfolio turnover rate++	27%

Adelante Shares RE Growth™ Exchange-Traded Fund

For the Period
September 28, 2007*
through
For a Share outstanding throughout the period	July 31, 2008

Net Asset Value, beginning of period	$24.69
Income from Investment Operations:
Net investment income**	0.68
Net realized loss on investments**	(4.08)
Total from investment operations	(3.40)

Distributions paid to shareholders from:
Net investment income	(0.71)
Net realized capital gains	(0.05)
Total distributions	(0.76)

Liquidation	(20.53)

Net Asset Value, end of period	$—

Total Return ***	(15.88)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.60%
Expenses, prior to expense reimbursements+	5.06%
Net investment income+	3.48%
Portfolio turnover rate++	144%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on July 31, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Realty Funds, Inc.

Financial Highlights

Adelante Shares RE Kings™ Exchange-Traded Fund

For the Period
September 28, 2007*
through
For a Share outstanding throughout the period	July 31, 2008

Net Asset Value, beginning of period	$24.86
Income from Investment Operations:
Net investment income**	0.51
Net realized loss on investments**	(4.57)
Total from investment operations	(4.06)

Distributions paid to shareholders from:
Net investment income	(0.42)
Net realized capital gains	(0.01)
Total distributions	(0.43)

Liquidation	(20.37)

Net Asset Value, end of period	$—

Total Return ***	(17.41)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.59%
Expenses, prior to expense reimbursements+	4.61%
Net investment income+	2.47%
Portfolio turnover rate++	47%

Adelante Shares RE Shelter™ Exchange-Traded Fund

For the Period
September 28, 2007*
through
For a Share outstanding throughout the period	July 31, 2008

Net Asset Value, beginning of period	$24.80
Income from Investment Operations:
Net investment income**	0.56
Net realized loss on investments**	(6.96)
Total from investment operations	(6.40)

Distributions paid to shareholders from:
Net investment income	(0.38)
Net realized capital gains	(0.06)
Total distributions	(0.44)

Liquidation	(17.96)

Net Asset Value, end of period	$—

Total Return ***	(26.82)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.61%
Expenses, prior to expense reimbursements+	5.72%
Net investment income+	2.91%
Portfolio turnover rate++	39%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on July 31, 2008, the liquidation  date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if  certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Realty Funds, Inc.

Financial Highlights

Adelante Shares RE Value™ Exchange-Traded Fund

For the Period
September 28, 2007*
through
For a Share outstanding throughout the period	July 31, 2008

Net Asset Value, beginning of period	$24.68
Income from Investment Operations:
Net investment income**	0.51
Net realized loss on investments**	(5.48)
Total from investment operations	(4.97)

Distributions paid to shareholders from:
Net investment income	(0.54)
Net realized capital gains	(0.05)
Total distributions	(0.59)

Liquidation	(19.12)

Net Asset Value, end of period	$—

Total Return ***	(21.43)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.60%
Expenses, prior to expense reimbursements+	5.07%
Net investment income+	2.74%
Portfolio turnover rate++	178%

Adelante Shares RE Yield Plus™ Exchange-Traded Fund

For the Period
September 28, 2007*
through
For a Share outstanding throughout the period	July 31, 2008

Net Asset Value, beginning of period	$24.81
Income from Investment Operations:
Net investment income**	0.58
Net realized loss on investments**	(4.87)
Total from investment operations	(4.29)

Distributions paid to shareholders from:
Net investment income	(0.49)
Net realized capital gains	(0.05)
Total distributions	(0.54)

Liquidation	(19.98)

Net Asset Value, end of period	$—

Total Return ***	(18.73)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.61%
Expenses, prior to expense reimbursements+	5.85%
Net investment income+	2.87%
Portfolio turnover rate++	50%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on July 31, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Realty Funds, Inc.

Financial Highlights

Adelante Shares RE Composite™ Exchange-Traded Fund

For the Period
September 28, 2007*
through
For a Share outstanding throughout the period	July 31, 2008

Net Asset Value, beginning of period	$24.89
Income from Investment Operations:
Net investment income**	0.49
Net realized loss on investments**	(5.76)
Total from investment operations	(5.27)

Distributions paid to shareholders from:
Net investment income	(0.36)
Net realized capital gains	(0.04)
Total distributions	(0.40)

Liquidation	(19.22)

Net Asset Value, end of period	$—

Total Return ***	(22.04)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.60%
Expenses, prior to expense reimbursements+	4.61%
Net investment income+	2.41%
Portfolio turnover rate++	94%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on July 31, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Realty Funds, Inc.

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Realty Funds, Inc. (the “Company”) was organized as a Maryland Corporation on April 13, 2007 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

On June 26, 2008, the Board of Directors of Realty Funds, Inc. approved the complete liquidation of the Company. As of July 31, 2008, the following seven (7) series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) liquidated all investments and will remain open for unpaid fund expenses:

Adelante Shares RE Classics™ Exchange-Traded Fund – “Adelante Shares RE ClassicsTM ETF”

Adelante Shares RE Growth™ Exchange-Traded Fund – “Adelante Shares RE GrowthTM ETF”

Adelante Shares RE Kings™ Exchange-Traded Fund – “Adelante Shares RE KingsTM ETF”

Adelante Shares RE Shelter™ Exchange-Traded Fund – “Adelante Shares RE ShelterTM ETF”

Adelante Shares RE Value™ Exchange-Traded Fund – “Adelante Shares RE ValueTM ETF”

Adelante Shares RE Yield Plus™ Exchange-Traded Fund – “Adelante Shares RE Yield PlusTM ETF”

Adelante Shares RE Composite™ Exchange-Traded Fund – “Adelante Shares RE CompositeTM ETF”

XShares Advisors LLC (the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

The investment objective of each Fund was to track the performance, before fees and expenses, of a particular index (the “Underlying Index”).  The Underlying Indexes, which were created by Adelante Shares LLC (“Adelante”), were designed to track issuers within the commercial real estate industry which reflect the following investment characteristics:

Fund	Index

Adelante Shares RE ClassicsTM ETF	Adelante Shares RE Classics Index: This Index focused on non-shelter commercial real estate (all commercial real estate except multifamily, manufactured home or hotel/lodging).

Adelante Shares RE GrowthTM ETF	Adelante Shares RE Growth Index: This Index focused on growth.

Adelante Shares RE KingsTM ETF	Adelante Shares RE Kings Index: This Index focused on low dividend payout ratios.

Adelante Shares RE ShelterTM ETF	Adelante Shares RE Shelter Index: This Index focused on the multifamily, manufactured home and hotel/lodging sectors.

Adelante Shares RE ValueTM ETF	Adelante Shares RE Value Index: This Index focused on value.

Adelante Shares RE Yield PlusTM ETF	Adelante Shares RE Yield Plus Index: This Index focused on dividend payouts relative to inflation rates.

Adelante Shares RE CompositeTM ETF	Adelante Shares RE Composite Index: This Index was designed to be a composite of the other Underlying Indexes.

Adelante is a wholly owned subsidiary of ACM Acquisition LLC, which has a 2.8% ownership interest in the Advisor’s parent, XShares Group LLC.  Adelante was not a promoter of the Company or an affiliate of either the Advisor or the Company.

Realty Funds, Inc.

Notes to Financial Statements (Continued)

July 31, 2008

Each Fund offered shares, known as Adelante Shares™ that were listed and traded on NYSE Arca, Inc. (“NYSE Arca”).  On July 28, 2008, the Funds were delisted from NYSE Arca as part of the liquidation plan. Unlike conventional mutual funds, each Fund issued and redeemed shares on a continuous basis, at net asset value, only in large specified lots, consisting of 100,000 shares; each called a “Creation Unit.” Except when aggregated in Creation Units, shares were not individually redeemable securities of the Funds. A minimum transaction fee of $500 per creation unit was charged to those persons creating or redeeming Creation Units.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   Security Valuation    The net asset value, or NAV, of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. When calculating the NAV of the Funds’ shares, stocks held by the fund are valued at their fair value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund’s cash are valued on the basis of amortized cost.

B.   Fair Value    When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  Fair-value prices are determined by a committee (the “Pricing Committee”) according to procedures adopted by Mellon Capital Management Corporation (“BNY”), formerly BNY Investment Advisors. BNY was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

C.   Securities Transactions    Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-methods. Corporate actions (including cash dividends) are recorded on the ex-date.

D.   Investment Income   Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.   Dividends and Distributions to Shareholders   It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences

Realty Funds, Inc.

Notes to Financial Statements (Continued)

July 31, 2008

do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.  Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

F.  Expenses    Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Adelante Shares LLC and the Advisor and a sub-licensing agreement between the Advisor and the Company. There is no charge to the Funds in connection with these licensing agreements. Expenses related to the initial organization, registration and offering of the Funds are borne by the Advisor.

G.  Taxes     On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and there is no material impact on the financial statements for the period ended July 31, 2008.

H.  Short-Term Investments   Each Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

I.  Security Lending   Each Fund may lend portfolio securities to certain qualified institutional investors (typically brokers, dealers, banks, or other financial institutions).  The loans are collateralized at all time by cash and/or high grade debt obligations in an amount at least equal to 105% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor to the Funds has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.  Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement has an initial term of two years and can be terminated with sixty days’ written notice when authorized either by a majority vote of each

Realty Funds, Inc.

Notes to Financial Statements (Continued)

July 31, 2008

Fund’s outstanding voting shares or by a vote of a majority of the Company’s Board of Directors.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund.  The management fee is calculated daily and paid monthly in arrears.  Out of the management fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, Administrator and Accounting Agent and the Custodian.  Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees, if applicable), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.58% (per annum) of each Fund’s average daily net assets. The fee is accrued daily and paid monthly in arrears.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding, among other things, Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit each Fund’s Net Annual Operating Expenses to 0.58% of the Fund’s average net assets (the “Expense Cap”).  For the period ended July 31, 2008, the “Outside the Cap” expenses on taxes amounted to 0.03% for Adelante Shares RE ClassicsTM ETF, 0.02% for Adelante Shares RE GrowthTM ETF, 0.01% for Adelante Shares RE KingsTM ETF, 0.03% for Adelante Shares RE ShelterTM ETF, 0.02% for Adelante Shares RE ValueTM ETF, 0.03% for Adelante Shares RE Yield PlusTM ETF, and 0.02% for Adelante Shares RE CompositeTM ETF of each Funds’ average daily net assets.

For the period ended July 31, 2008, the fee waiver and expenses assumed by the Advisor were as follows:

	Advisory Fee Waiver	Expense Assumed by the Advisor

Adelante Shares RE ClassicsTM ETF	$10,573	$82,491
Adelante Shares RE GrowthTM ETF	13,365	89,520
Adelante Shares RE KingsTM ETF	21,641	128,595
Adelante Shares RE ShelterTM ETF	10,227	80,112
Adelante Shares RE ValueTM ETF	12,888	86,518
Adelante Shares RE Yield PlusTM ETF	10,715	86,370
Adelante Shares RE CompositeTM ETF	14,889	88,156

BNY, a separate identifiable division of The Bank of New York Mellon Corporation, acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors.  In this regard, the Sub-Advisor will be responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisor from time to time.

Realty Funds, Inc.

Notes to Financial Statements (Continued)

July 31, 2008

In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•                  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and

•                  5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

There is a minimum annual fee of $35,000 per Fund.

The Funds have multiple service agreements with The Bank of New York (“BONY”). Under the servicing agreements, BONY will perform custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BONY is responsible for the custody of the Funds’ assets. As administrator, BONY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BONY is responsible for performing transfer agency services for the Funds. BONY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. Each Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made by the Fund. The Board of Directors of the Company has determined that for each Fund no such payments will be made for the twelve month period following commencement of operations.

The Board is currently comprised of four Directors, of whom three Directors are not “interested” persons of the Company or the Advisor, as defined under the 1940 Act (“Disinterested Directors”). The Company pays each Disinterested Director an annual fee of $30,000, plus a fee for the attendance of each meeting. Each Disinterested Director will receive $3,000 per meeting attended, $1,000 if attended telephonically, as well as $1,000 for each audit committee meeting attended.  The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board.  Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average net assets.

4. FEDERAL INCOME TAXES

Distributions to Shareholders

The tax character of distributions paid during the period ended July 31, 2008 was as follows:

Distributions paid from Ordinary Income
Adelante Shares RE ClassicsTM ETF	$56,526
Adelante Shares RE GrowthTM ETF	76,672
Adelante Shares RE KingsTM ETF	84,352
Adelante Shares RE ShelterTM ETF	44,479
Adelante Shares RE ValueTM ETF	59,508
Adelante Shares RE Yield PlusTM ETF	53,754
Adelante Shares RE CompositeTM ETF	59,651

Realty Funds, Inc.

Notes to Financial Statements (Continued)

July 31, 2008

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended July 31, 2008, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Adelante Shares RE ClassicsTM ETF	$540,756	$2,399,000
Adelante Shares RE GrowthTM ETF	3,811,765	5,801,548
Adelante Shares RE KingsTM ETF	1,912,971	5,919,025
Adelante Shares RE ShelterTM ETF	752,743	2,514,240
Adelante Shares RE ValueTM ETF	4,562,633	6,441,638
Adelante Shares RE Yield PlusTM ETF	1,000,567	2,962,107
Adelante Shares RE CompositeTM ETF	2,628,395	4,531,909

For the period ended July 31, 2008, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Adelante Shares RE ClassicsTM ETF	$2,502,398	$—
Adelante Shares RE GrowthTM ETF	4,957,257	2,149,617
Adelante Shares RE KingsTM ETF	4,967,957	—
Adelante Shares RE ShelterTM ETF	2,499,687	—
Adelante Shares RE ValueTM ETF	4,968,479	2,094,956
Adelante Shares RE Yield PlusTM ETF	2,487,270	—
Adelante Shares RE CompositeTM ETF	4,988,289	2,043,738

6. CAPITAL SHARE TRANSACTIONS

The Company authorized 17.5 billion shares of $0.0001 par value capital shares. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s Underlying Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company’s maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Realty Funds, Inc.

We have audited the accompanying statements of assets and liabilities, of Realty Funds, Inc. (the “Company”) consisting of: Adelante Shares RE Classics™ Exchange-Traded Fund, Adelante Shares RE Growth™ Exchange-Traded Fund, Adelante Shares RE Kings™ Exchange-Traded Fund, Adelante Shares RE Shelter™ Exchange-Traded Fund, Adelante Shares RE Value™ Exchange-Traded Fund, Adelante Shares RE Yield Plus™ Exchange-Traded Fund and Adelante Shares RE Composite™ Exchange-Traded Fund as of July 31, 2008, and the related statements of operations, changes in net assets and financial highlights for the period from September 28, 2007 (commencement of operations) through July 31, 2008. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Realty Funds, Inc. as of July 31, 2008, the results of their operations, changes in their net assets and their financial highlights for the period from September 28, 2007 (commencement of operations) through July 31, 2008 in conformity with accounting principles generally accepted in the United States of America.

Eisner LLP

New York, New York

September 15, 2008

Realty Funds, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC

420 Lexington Ave

Suite 2550

New York, NY 10170

INVESTMENT SUB-ADVISOR

Mellon Capital Management Corporation

50 Fremont Street

Suite 3900

San Francisco, CA 94105

ADMINISTRATOR, CUSTODIAN,

FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Eisner LLP

750 Third Ave

New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

75 East 55th Street

New York, NY 10022

Item 2. Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3. Audit Committee Financial Expert.

Theodore Netzky is the designated financial expert on the Audit Committee of Realty Funds, Inc. With respect to Realty Funds, Inc., Theodore Netzky is not an “interested person” as such terms are defined by Section 2(a)(19)  of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees.  The aggregate fees for the Registrant’s fiscal year ended July 31, 2008 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements and examinations of securities conducted pursuant to rule 17f-2 of the 1940 Act were $56,000.

(b)   Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal year ended July 31, 2008  for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0.

(c)   Tax Fees.  The aggregate fees billed for the Registrant’s fiscal year ended July 31, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were approximately $9,000.

(d)   All Other Fees.   All other aggregate fees billed for the Registrant’s fiscal year ended July 31, 2008 were $0.

(e)                                 Audit Committee Pre-Approval Policies and Procedures.  In accordance with Rule 2 01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.  All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable.

(g)                               Not applicable.

(h)                               The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Theodore Netzky, Vincent Amabile, and Soma Coulibaly.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

(b)       There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of Ethics

(a)(2)                    Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                                 Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Realty Funds, Inc.

By:	/s/ Jeffrey Feldman

Name:	Jeffrey Feldman

Title:	President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey Feldman

Name:	Jeffrey Feldman

Title:	President

Date:	September 25, 2008

By:	/s/ James McCluskey

Name:	James McCluskey

Title:	Secretary and Treasurer

Date:	September 25, 2008